Short Term Bank Loans - Additional Information (Detail) $ in Thousands, ¥ in Millions	6 Months Ended		8 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Short term bank loans					$ 4,236
Line Of Credit
Disclosure of detailed information about borrowings [line items]
Short term bank loans						$ 11,200	¥ 80
Line Of Credit 1
Disclosure of detailed information about borrowings [line items]
Short term bank loans						$ 7,000	¥ 50
Drew down Amount			$ 2,800	¥ 20
Interest Rate						3.70%	3.70%
Line Of Credit 2
Disclosure of detailed information about borrowings [line items]
Short term bank loans						$ 4,200	¥ 30
Drew down Amount	$ 1,400	¥ 10
Interest Rate						3.20%	3.20%